Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Components of Income Tax Expense (Benefit)

The table below presents the components of the provision for income taxes:

	September 30, 2020	December 31, 2019
Federal
Current	$242,002	$547,749
Deferred	(455,865)	(40,546)
State and Local
Current	-	-
Deferred	-	-
Change in Valuation allowance	327,760	168,651
Income tax provision (benefit)	$113,897	$675,854

The income tax provision consists of the following:

	December 31
	2019	2018
Federal
Current	547,749	311,183
Deferred	(40,546)	(119,993)
State and Local
Current	-	-
Deferred	-	13,984
Change in Valuation allowance	168,651	106,009
Income tax provision (benefit)	675,854	311,183

Reconciliation between provision/(benefit) for income taxes and income taxes at statutory U.S. federal income tax rate

Reconciliations of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	2019		2018
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	514,015	21.00%	189,847	21.00%
Nondeductible/nontaxable items	2,436	0.10%	1,343	0.15%
State taxes, net of federal benefit	-	0.00%	-	0.00%
State effect of perm items	-	0.00%	-	0.00%
Valuation allowance activity	168,651	6.89%	106,009	11.72%
Deferred rate change	-	0.00%	13,984	1.55%
Current/deferred rate differential	-	0.00%	-	0.00%
Federal payable true-up	(9,248)	-0.38%	-	0.00%
Other	1	0.00%	-	0.00%
Total Income Tax Provision/(Benefit)	675,854	27.61%	311,183	34.42%

Schedule of deferred income tax assets and liabilities

The table below presents the Company’s deferred tax liabilities:

	September 30, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryovers	$-	$-
Start-up cost	641,420	313,660
Total deferred tax assets	641,420	313,660
Valuation allowance	(641,420)	(313,660)

Deferred tax liabilities
Unrealized gain/loss	-	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$-	$(128,105)

The components of deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31
	2019	2018
Deferred tax assets:
Unrealized gain/loss	-	-
Start-up cost	313,660	145,009
Total deferred tax assets	313,660	145,009
Valuation allowance	(313,660)	(145,009)

Deferred tax liabilities
Unrealized gain/loss	(128,105)	-
Net Deferred tax assets/(liabilities), net of allowance	(128,105)	-

Landsea Homes [Member]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Current:
Federal	$4,766	$8,372	$—
State	2,505	3,779	158
Current tax provision	7,271	12,151	158

Deferred:
Federal	(705)	(5,442)	—
State	(407)	(2,096)	—
Deferred tax provision	(1,112)	(7,538)	—

Total income tax (benefit) provision, net	$6,159	$4,613	$158

Reconciliation between provision/(benefit) for income taxes and income taxes at statutory U.S. federal income tax rate

The provision for income taxes varies from the U.S. federal statutory rate. The following reconciliation shows the significant differences in the tax at statutory and effective rates:

	Year Ended December 31,
	2019	2018	2017
Federal income tax expense	21.0%	21.0%	34.0%
State income tax expense, net of federal tax effect	6.9	7.3	(102.6)
Permanent differences	0.1	—	(5.7)
Energy efficient home credit	(5.4)	—	—
Return to provision adjustment	(1.2)	(0.3)	1.9
Rate change	0.2	—	(859.9)
Change of valuation allowance	—	(16.8)	842.0
Effective tax rate	21.6%	11.2%	(90.3)%

Schedule of deferred income tax assets and liabilities

The tax effects of significant temporary differences that give rise to the net deferred tax asset are as follows:

	December 31,
	2019	2018
	(dollars in thousands)
Accrued expenses	$14,175	$14,972
Right-of-use asset	(1,762)	—
Allowance, reserves and other	526	2,048
Net operating loss and credit carryforward	21	15
Basis difference in investments	(4,462)	(9,918)
Basis difference in property and equipment	(274)	(238)
Total deferred tax asset, net	$8,224	$6,879